As filed with the Securities and Exchange Commission May 31, 2017

File Nos. 002-11346 811-00537

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No._____

Post-Effective Amendment No. 115	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 60	[X]

FRANKLIN CUSTODIAN FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on June 9, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragr0aph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (Amendment) to the Registrant’s registration statement on Form N-1A (Amendment) is being filed pursuant to 485(a)(b) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940 to amend and supplement Post-Effective Amendment No. 113/58 to the Registrant's registration statement on Form N-1A (PEA 113/58) filed on January 26, 2017 (Accession No. 0001379491-17-000350) as it relates only to the prospectuses (Part A) and statements of additional information (SAI) (Part B) of the Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities, each a series of Registrant (Funds).  The prospectuses and SAIs of the Funds, as filed in PEA 113/58, are incorporated into this Amendment by reference.  This Amendment is being filed to register an additional class of shares for the Fund under the 1933 Act.  This Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

FCF P2 06/17

SUPPLEMENT DATED June 9, 2017

TO THE PROSPECTUS DATED FEBRUARY 1, 2017

OF

EACH OF THE LISTED FUNDS

Franklin Custodian Funds

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

The prospectus is amended as follows:

I.          The Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, each Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.         The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin DynaTech Fund	FKDNX	Pending	FDYNX	FDNRX	FDTRX	FDYZX
Franklin Growth Fund	FKGRX	Pending	FRGSX	FGSRX	FIFRX	FCGAX
Franklin Income Fund	FKINX	Pending	FCISX	FISRX	FNCFX	FRIAX
Franklin U.S. Government Securities Fund	FKUSX	Pending	FRUGX	FUSRX	FGORX	FUSAX
Franklin Utilities Fund	FKUTX	Pending	FRUSX	FRURX	FUFRX	FRUAX

III.        The following replaces the “Fund Summaries – Franklin DynaTech Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 2:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.19%	0.19%	0.19%	0.19%	0.02%	0.19%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[2]	0.92%	0.92%	1.67%	1.17%	0.50%	0.67%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.91%	0.91%	1.66%	1.16%	0.49%	0.66%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce (waive) its fee for the next 12-month period as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund). Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$663	$850	$1,054	$1,641
Class T	$341	$535	$746	$1,353
Class C	$269	$526	$907	$1,976
Class R	$118	$371	$643	$1,420
Class R6	$50	$159	$279	$628
Advisor Class	$67	$213	$372	$834
If you do not sell your shares:
Class C	$169	$526	$907	$1,976

IV.        The following is added to the bottom of the “Fund Summary – Franklin Dynatech Fund – Performance – Class A Total Returns” bar chart on page 6 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 13.38%.

V.         The following is added to the “Fund Summaries – Franklin Dynatech Fund – Performance – Average Annual Total Returns” table on page 7 of the prospectus:

	1 Year	5 Years	10 Years
Franklin DynaTech Fund - Class T	-1.25%	13.10%	8.61%

VI.        The following replaces the second paragraph after the “Average Annual Total Returns” table in the “Fund Summaries – Franklin DynaTech Fund – Performance” section on page 7 of the prospectus:

Historical performance for Class T, Class R and Advisor Class shares prior to their inception is based on the performance of Class A shares.  Class T, Class R and Advisor Class shares performance has been adjusted to reflect differences in sales charges and 12b-1 expenses (with respect to Class R only) between classes.

VII.       In the “Fund Summaries – Franklin DynaTech Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 8 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

VIII.      The following replaces the “Fund Summaries – Franklin Growth Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 9:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	0.25%	1.00%	0.50%	None	None
Other expenses[1]	0.18%	0.18%	0.18%	0.18%	0.01%	0.18%
Acquired fund fees and expenses[2]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[2]	0.90%	0.90%	1.65%	1.15%	0.48%	0.65%
Fee waiver and/or expense reimbursement[3]	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.88%	0.88%	1.63%	1.13%	0.46%	0.63%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3.        The investment manager has contractually agreed in advance to reduce (waive) its fee for the next 12-month period as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund). Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$660	$844	$1,043	$1,618
Class T	$338	$528	$734	$1,329
Class C	$266	$518	$895	$1,954
Class R	$115	$363	$631	$1,397
Class R6	$47	$152	$267	$602
Advisor Class	$64	$206	$360	$809
If you do not sell your shares:
Class C	$166	$518	$895	$1,954

IX.        The following is added to the bottom of the “Fund Summary – Franklin Growth Fund – Performance – Class A Total Returns” bar chart on page 13 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 8.22%.

X.         The following is added to the “Fund Summaries – Franklin Growth Fund – Performance – Average Annual Total Returns” table on page 14 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Growth Fund - Class T	5.70%	12.74%	7.26%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

XI.        In the “Fund Summaries – Franklin Growth Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 15 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XII.       The following replaces the “Fund Summaries – Franklin Income Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 16:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and service (12b-1) fees	0.15%	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.09%	0.09%	0.09%	0.09%	0.01%	0.09%
Total annual Fund operating expenses	0.61%	0.71%	1.11%	0.96%	0.38%	0.46%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$485	$612	$751	$1,155
Class T	$321	$471	$635	$1,082
Class C	$213	$353	$612	$1,352
Class R	$98	$306	$531	$1,178
Class R6	$39	$122	$213	$480
Advisor Class	$47	$148	$258	$579
If you do not sell your shares:
Class C	$113	$353	$612	$1,352

XIII.      The following is added to the bottom of the “Fund Summary – Franklin Income Fund – Performance – Class A Total Returns” bar chart on page 21 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 3.48%.

XIV.      The following is added to the “Fund Summaries – Franklin Income Fund – Performance – Average Annual Total Returns” table on page 22 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Income Fund - Class T	13.37%	7.15%	4.94%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

XV.       In the “Fund Summaries – Franklin Income Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 23 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XVI.      The following replaces the “Fund Summaries – Franklin U.S. Government Securities Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 24:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.15%	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.16%	0.16%	0.16%	0.16%	0.03%	0.16%
Acquired fund fees and expenses[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses[2]	0.78%	0.88%	1.28%	1.13%	0.50%	0.63%
Fee waiver and/or expense reimbursement[3]	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%	-0.01%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[2,3]	0.77%	0.87%	1.27%	1.12%	0.49%	0.62%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed in advance to reduce (waive) its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$500	$663	$839	$1,349
Class T	$337	$523	$725	$1,279
Class C	$229	$405	$701	$1,545
Class R	$114	$358	$621	$1,374
Class R6	$50	$159	$279	$628
Advisor Class	$63	$201	$350	$786
If you do not sell your shares:
Class C	$129	$405	$701	$1,545

XVII.     The following is added to the bottom of the “Fund Summary – Franklin U.S. Government Securities Fund – Performance – Class A Total Returns” bar chart on page 29 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 0.13%.

XVIII.    The following is added to the “Fund Summaries – Franklin U.S. Government Securities Fund – Performance – Average Annual Total Returns” table on page 29 of the prospectus:

	1 Year	5 Years	10 Years
Franklin U.S. Government Securities Fund - Class T	-1.85%	0.62%	3.36%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

XIX.      In the “Fund Summaries – Franklin U.S. Government Securities Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 30 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XX.       The following replaces the “Fund Summaries – Franklin Utilities Fund – Fees and Expenses of the Fund” section of the prospectus beginning on page 32:

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. You may qualify for sales charge discounts in Class T if you invest at least $250,000 in the Fund at one time. More information about these and other discounts is available from your financial professional and under “Your Account” on page 109 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund’s prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class T1	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[2]	None	1.00%	None	None	None

1. The Fund began offering Class T shares on June 12, 2017.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees	0.15%	0.25%	0.65%	0.50%	None	None
Other expenses[1]	0.12%	0.12%	0.12%	0.12%	0.01%	0.12%
Total annual Fund operating expenses	0.73%	0.83%	1.23%	1.08%	0.47%	0.58%

1. The Fund began offering Class T shares on June 12, 2017.  Other expenses for Class T are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$496	$648	$814	$1,293
Class T	$333	$508	$699	$1,222
Class C	$225	$390	$676	$1,489
Class R	$110	$343	$595	$1,317
Class R6	$48	$151	$263	$591
Advisor Class	$59	$186	$324	$726
If you do not sell your shares:
Class C	$125	$390	$676	$1,489

XXI.      The following is added to the bottom of the “Fund Summary – Franklin Utilities Fund – Performance – Class A Total Returns” bar chart on page 36 of the prospectus:

As of March 31, 2017, the Fund’s year-to-date return was 6.21%.

XXII.     The following is added to the “Fund Summaries – Franklin Utilities Fund – Performance – Average Annual Total Returns” table on page 36 of the prospectus:

	1 Year	5 Years	10 Years
Franklin Utilities Fund - Class T	14.82%	9.84%	7.24%

Historical performance for Class T shares prior to their inception is based on the performance of Class A shares.  Class T shares performance has been adjusted to reflect differences in sales charges between classes.

XXIII.    In the “Fund Summaries – Franklin Utilities Fund” section, the paragraph under “Purchase and Sale of Fund Shares” on page 37 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, T, C and R, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

XXIV.   The first table of the “Your Account – Choosing a Share Class” section on page 109 is replaced with the following:

Class A	Class T	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 5.75% (DynaTech Fund and Growth Fund), 4.25% (Income Fund, Utilities Fund and U.S. Government Fund) or less	Initial sales charge of 2.50% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% or 0.75% on purchases of $1 million or more sold within 18 months	Deferred sales charge is not applicable	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees	Higher annual expenses than Class A due to higher distribution fees (lower than Class C)

The Fund began offering Class T shares on June 12, 2017.

XXV.    The “Your Account – Choosing a Share Class – Class A, C & R” section heading on page 110 is replaced with “Choosing a Share Class – Class A, T, C & R.”

XXVI.   The following is added to the “Your Account - Choosing a Share Class” section beginning on page 109:

Sales Charges - Class T
when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $250,000	2.50	2.56
$250,000 but under $500,000	2.00	2.04
$500,000 but under $1 million	1.50	1.52
$1 million or more	1.00	1.01

1.     The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

Distribution and Service (12b-1) Fees

Class T has a distribution plan, sometimes known as a Rule 12b-1 plan, which allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class T shares and provide other services to shareholders. Because these fees are paid out of Class T’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

We calculate the amount of these fees over a 12-month period that may differ from the Fund's fiscal year. Therefore, the amount shown from time to time in the Fund's fee table (which is based upon the Fund's fiscal year) may differ from the amount set forth in the Rule 12b-1 plan due to timing differences.

XXVII.  The first sentence of the first paragraph of the “Your Account – Choosing a Share Class – Reinstatement Privilege” section on page 116 is replaced with the following:

If you sell any class of shares of a Franklin Templeton Investments fund (except Class T), you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class without an initial sales charge.

XXVIII. The “Your Account – Buying Shares – Minimum Investments – Class A, C & R” section heading on page 119 is replaced with “Minimum Investments – Class A, T, C & R.”

XXIX.   The first heading and paragraph of the “Your Account – Exchanging Shares – Exchange Privilege” section on page 127 is replaced with the following:

Class A, T, C & R

You can exchange shares between most Franklin Templeton funds within the same class,* generally without paying any additional sales charges. If you exchange shares from a money fund and those shares were not charged a sales charge previously, however, a sales charge may apply.  Further, any exchange between Franklin Templeton funds within Class T are subject to the Class T sales charges described under "Your Account — Choosing a Share Class — Class A, T, C & R — Sales Charges - Class T."

XXX. The “Your Account – Account Policies – Calculating Share Price – Class A, C, & R” section heading on page 131 is replaced with “Class A, T & C.”

XXXI.  The “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section heading on page 136 is replaced with “Class A, T, C & R” and the tables beginning on page 137 are replaced with the following:

DynaTech and Growth Funds	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $50,000	5.00	2.50	--	--
$50,000 but under $100,000	3.75	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 1.00	1.00	--	--
12b-1 fee to dealer	0.25[2]	0.25	1.00[3]	0.50

Utilities and U.S. Government Securities Funds	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $100,000	4.00	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 0.75	1.00	--	--
12b-1 fee to dealer	0.15[2]	0.25	0.65[3]	0.50
Income Fund	Class A	Class T	Class C	Class R
Commission (%)	--	--	1.00[1]	--
Investment under $100,000	4.00	2.50	--	--
$100,000 but under $250,000	2.80	2.50	--	--
$250,000 but under $500,000	2.00	2.00	--	--
$500,000 but under $1 million	1.60	1.50	--	--
$1 million or more	up to 0.75	1.00	--	--
12b-1 fee to dealer	0.15[2]	0.25	0.65[3]	0.50

Please keep this supplement with your prospectus for future reference.

FCF SA2 06/17

SUPPLEMENT DATED June 9, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2017

OF

EACH OF THE LISTED FUNDS

Franklin Custodian Funds

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

The statement of additional information (SAI) is amended as follows:

I.          The Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund (each, a “Fund” and together, the “Funds”) will begin offering Class T shares on or about June 12, 2017.  Therefore, on or about June 12, 2017, each Fund will offer six classes of shares, Class A, Class T, Class C, Class R, Class R6 and Advisor Class shares.

II.         The table listing the Fund’s classes on the cover of the prospectus is replaced with the following:

	Class A	Class T	Class C	Class R	Class R6	Advisor Class
Franklin DynaTech Fund	FKDNX	Pending	FDYNX	FDNRX	FDTRX	FDYZX
Franklin Growth Fund	FKGRX	Pending	FRGSX	FGSRX	FIFRX	FCGAX
Franklin Income Fund	FKINX	Pending	FCISX	FISRX	FNCFX	FRIAX
Franklin U.S. Government Securities Fund	FKUSX	Pending	FRUGX	FUSRX	FGORX	FUSAX
Franklin Utilities Fund	FKUTX	Pending	FRUSX	FRURX	FUFRX	FRUAX

III.        The following is added under the “Organization, Voting Rights and Principal Holders” section beginning on page 69:

Effective on June 12, 2017, each Fund also began offering Class T shares.  The full title of each Class T shares of the Fund is:

•        Franklin DynaTech Fund - Class T

•        Franklin Growth Fund - Class T

•        Franklin Income Fund - Class T

•        Franklin U.S. Government Securities Fund - Class T

•        Franklin Utilities Fund - Class T

IV.        The principal holders list for each Fund under the “Organization, Voting Rights and Principal Holders” section beginning on page 70 is replaced with the following:

As of May 10, 2017, the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Dynatech Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	27.69
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.95
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd Jersey City, NJ 07310-1995	A	6.38
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	11.86
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd Jersey City, NJ 07310-1995	C	8.17
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	7.93
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	C	6.01
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Fl. 3 Jersey City, NJ 07311-1114	C	5.24
DCGT as Ttee and/or Cust* FBO PLIC Various Retirement Plans Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	51.09
FT Moderate Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	41.08
FT Growth Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	32.40
FT Conservative Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	19.03
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	45.77
American Enterprise Investment Svc.* FBO 41999970 707 2nd Ave., S. Minneapolis, MN 55402-2405	Advisor	6.99
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr. 499 Washington Blvd Jersey City, NJ 07310-1995	Advisor	6.58
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	5.72
Growth Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	31.73
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97956 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6486	A	6.84
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.31
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	10.17
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	10.12
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	7.28
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6484	C	6.69
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	C	6.05
Raymond James* Attn: Courtney Waller 880 Carillon Pkwy. St. Petersburg, FL 33716-1102	C	5.04
Hartford Life Insurance Co* Separate Account Attn: UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	R	34.14
State Street Bank and Trust* FBO ADP Access Product 1 Lincoln St Boston, MA 02111-2901	R	12.12
Voya Retirement Insurance and Annuity Co* 1 Orange Way B3N Windsor, CT 06095-4773	R	9.02
Massachusetts Mutual Life Ins Co* 1295 State St Springfield, MA 0111-0001	R	8.79
Voya Retirement Insurance and Annuity Co* Separate Account F 1 Orange Way B3N Windsor, CT 06095-4773	R	6.05
FT Moderate Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	21.79
FT Growth Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	16.15
FT Corefolio Allocation Fund F/T Fund Allocator Series c/o Fund Accounting 500 E. Broward Blvd. Fort Lauderdale, FL 33394-3000	R6	11.67
FT Conservative Allocation Fund F/T Fund Allocator c/o Fund Accounting Dept. 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	9.24
Merrill Lynch Pierce Fenner & Smith* for Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6484	R6	6.51
National Financial Services LLC* FBO Exclusive Benefit of our Customers Attn: Mutual Fund Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	R6	5.91
Edward Jones & Co. * for the Benefit of Customers 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	9.13
Ellard Co* c/o Fiduciary Trust Co Int’l P.O. Box 3199 Church Street Station New York, NY 10008	Advisor	7.34
DCGT as Ttee and/or Cust* FBO PLIC Various Retirement Plans Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	Advisor	5.23
National Financial Services LLC* Attn: Mutual Fund Department 4th Fl. 499 Washington Blvd Jersey City, NJ 07310-1995	Advisor	5.22
Income Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	14.28
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	11.08
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	A	11.04
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	A	9.11
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	16.55
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Floor 3 Jersey City NJ 07311-1114	C	11.18
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	9.80
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97GM2 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6484	C	8.97
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	C	6.94
Raymond James* Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	6.84
Franklin Templeton Founding Funds Allocation Fund F/T Fund Allocator Series c/o Fund Accounting 500 E Broward Blvd., Ste. 2100 Fort Lauderdale, FL 33394-3029	R6	90.20
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6484	R6	5.13
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Floor 3 Jersey City NJ 07311-1114	Advisor	12.57
WFCS LLC* 2801 Market St St. Louis, MO 63103-2523	Advisor	14.29
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97N17 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6486	Advisor	10.33
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	8.13
UBS WM USA* 1000 Harbor Blvd. Weehawken, NJ 07086-6761	Advisor	7.60
American Enterprise Investment Svc* 707 2nd Ave., S. Minneapolis, MN 55402-2405	Advisor	7.10
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	Advisor	6.60
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Blvd Jersey City, NJ 07310-1995	Advisor	6.56
LPL Financial* Omnibus Customer Account Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	6.16
Charles Schwab & Co* WRAP Account 211 Main St. San Francisco, CA 94105-1905	Advisor	5.39
U.S. Government Securities Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	18.29
Merrill Lynch Pierce Fenner & Smith* 4800 Deer Lake Dr., E. 2nd Floor Jacksonville, FL 32246-6486	A	8.47
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	6.69
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	A	5.60
National Financial Services LLC* Attn: Mutual Fund Department, 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	A	5.54
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	12.03
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	10.61
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	C	9.26
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97GM4 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6484	C	9.01
J.P. Morgan Securities LLC* 4 Chase Metrotech Center Brooklyn, NY 11245-0001	C	8.45
National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Blvd. Jersey City, NJ 07310-1995	C	7.92
Raymond James* Omnibus for Mutual Funds Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	5.15
State Street Bank and Trust* as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St. Boston, MA 02111-2901	R	13.28
Reliance Trust Co Cust* FBO MassMutual Omnibus PLL/SMF P.O. Box 48529 Atlanta, GA 30362-1529	R	6.45
DCGT as Ttee and/or Cust* FBO PLIC Various Retirement Plans Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	5.30
FT Conservative Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	33.52
FT Moderate Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	31.26
Vanguard Fiduciary Trust Co* FBO 401K Clients Attn: Investment Services P.O. Box 2600 VM L20 Valley Forge, PA 19482-2600	R6	13.81
FT Growth Allocation Fund F/T Fund Allocator c/o Fund Accounting 3344 Quality Dr. Rancho Cordova, CA 95670-7313	R6	6.56
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	Advisor	13.87
Age 17-20 Years FT 529 College Savings Plan c/o Fund Accounting 300 SE 2nd St., Fl. 8 Fort Lauderdale, FL 33301-1965	Advisor	8.92
Age 13-16 Years FT 529 College Savings Plan c/o Fund Accounting 300 SE 2nd St., Fl. 8 Fort Lauderdale, FL 33301-1965	Advisor	8.21
Stifel Nicolaus & Co Inc* 501 N. Broadway St. Louis, Mo 63102-2131	Advisor	6.66
Charles Schwab & Co Inc* Attn: Mutual Funds 211 Main St. San Francisco, CA 94105-1905	Advisor	6.27
Ellard Co* c/o Fiduciary Trust Co Int’l P.O. Box 3199 Church Street Station New York, NY 10008-3199	Advisor	5.43
Utilities Fund
Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	A	12.06
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	A	11.36
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	A	10.89
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	A	8.22
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	C	13.21
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 97GH3 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6484	C	11.45
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	C	10.89
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Floor 3 Jersey City NJ 07311-1114	C	8.58
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	C	8.22
Raymond James* Attn: Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1102	C	6.66
UBS WM USA* 1000 Harbor Blvd. Weehawken, NJ 07086-6761	C	5.86
DCGT as Ttee and/or Cust* FBO PLIC Various Retirement Plans Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50303	R	11.35
Voya Retirement Insurance and Annuity Co* 1 Orange Way B3N Windsor, Ct 06095-4773	R	10.12
State Street Bank and Trust* as Trustee and/or Custodian FBO ADP Access Product 1 Lincoln St. Boston, MA 02111-2901	R	8.29
Transamerica Life Insurance Company* 440 Mamaroneck Ave. Harrison, NY 10528	R	7.70
National Financial Services LLC* Attn: Mutual Fund Department 4th Floor 499 Washington Blvd. Jersey City, NJ 07310-1995	Advisor	11.18
Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	Advisor	9.26
American Enterprise Investment Svc* 707 2nd Ave., S. Minneapolis, MN 55402-2405	Advisor	9.19
Morgan Stanley Smith Barney* Attn: Mutual Fund Operations 2 Harborside Financial Ctr., Floor 3 Jersey City NJ 07311-1114	Advisor	7.77
LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	Advisor	7.14
WFCS LLC* 2801 Market St. St. Louis, MO 63103-2523	Advisor	6.98
Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration/97N18 4800 Deer Lake Dr., E. Jacksonville, FL 32246-6486	Advisor	6.76
Charles Schwab & Co* WRAP Account 211 Main St. San Francisco, CA 94105-1905	Advisor	6.29
UBS WM USA* 1000 Harbor Blvd. Weehawken, NJ 07086-6761	Advisor	5.05

1

*      For the benefit of its customer(s).

V.         The last paragraph under the “Organization, Voting Rights and Principal Holders” section on page 71 is replaced with the following:

2

As of May 10, 2017, the officers and board members, as a group, owned of record and beneficially 4.02% of Dynatech Fund – Advisor Class, and less than 1% of the outstanding shares of the other Funds and classes.  The board members may own shares in other funds in Franklin Templeton Investments.

VI.        The first paragraph under the “Buying and Selling Shares - Initial sales charges” section on page 72 is replaced with the following:

For DynaTech and Growth Funds, the maximum initial sales charge is 5.75% for Class A. For Income, Utilities and U.S. Government Securities Funds, the maximum initial sales charge is 4.25% for Class A. The maximum initial sales charge for Class T shares is 2.50%. There is no initial sales charge for Class C, Class R, Class R6 and Advisor Class.

VII.       “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” section heading on page 78 is replaced with “Distribution and service (12b-1) fees - Class A, T, C and R.”

VIII.      Under the heading “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R,” the sub-heading “The Class A, C and R plans” on page 78 is replaced with “The Class A, T, C and R plans.”

IX.        The following is added to “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 78:

The Fund may pay up to 0.25% per year of Class T's average daily net assets.

X.         The fourth paragraph under “The Underwriter – Distribution and service (12b-1) fees - Class A, T, C and R - The Class A, T, C and R plans” section on page 79 is replaced with the following:

The Class A and Class T plans are reimbursement plans. Each plan allows the Fund to reimburse Distributors for eligible expenses that Distributors has shown it has incurred. The Fund will not reimburse more than the maximum amount allowed under the plans.

XI.        The first sentence of the second paragraph under the “Performance – Average annual total return before taxes” section on page 80 is replaced with the following:

When considering the average annual total return before taxes quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XII.       The second sentence of the third paragraph under the “Performance – Average annual total return after taxes on distributions” section on page 81 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIII.      The second sentence of the fourth paragraph under the “Performance – Average annual total return after taxes on distributions and sale of fund shares” section on page 82 is replaced with the following:

When considering the average annual total return after taxes on distributions quotations for Class A and Class T shares, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one-time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment.

XIV.      The first sentence of the first paragraph under the “Performance – Other performance quotations” section on page 82 is replaced with the following:

The Fund also may quote the performance of Class A and Class T shares without a sales charge.

3

Please keep this supplement for future reference.

4

FRANKLIN CUSTODIAN FUNDS

FILE NOS. 002-11346 and 811-00537

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 113 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 26, 2017

(ii)	Certificate of Amendment dated December 4, 2006 of Agreement and Declaration of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(iii)	Certificate of Trust of Franklin Custodian Funds dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(iv)	Certificate of Amendment dated December 4, 2006 to the Certificate of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(v)	Certificate of Amendment dated October 21, 2008 of Agreement and Declaration of Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(b) By-Laws

(i)	By-Laws of Franklin Custodian Funds, a Delaware Statutory Trust dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(ii)	Certificate of Amendment dated December 4, 2006 of By-Laws dated October 18, 2006
Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 25, 2008

(c) Instruments Defining rights of Securities Holders

(i)	Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions: Section 4
(e)	Article X, Miscellaneous: Section 4

(ii)	By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports: Section 1, 2 and 3
(c)	Article VII, General Matters: Section 3, 4, 6 and 7
(d)	Article VIII, Amendment: Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)	Investment Management Agreement between the Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(ii)	Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(iii)	Investment Management Agreement between the Registrant on behalf of the Franklin Growth Fund and Franklin Advisers, Inc. dated November 1, 2008
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(iv)	Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(v)	Investment Management Agreement between the Registrant on behalf of the Franklin Utilities Fund and Franklin Advisers, Inc. dated February 1, 2008
Filing: Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: May 12, 2008

(vi)	Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Growth Fund and Franklin Investment Advisory Services, LLC, dated November 1, 2008
Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-156353
Filing Date: December 19, 2008

(vii)	Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Income Fund and Templeton Investment Counsel, LLC, dated December 6, 2012
Filing: Post-Effective Amendment No. 100 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 28, 2013

(viii)

Investment Management Agreement between the Registrant on behalf of the Franklin Focused Growth Fund and Franklin Advisers, Inc., dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(e) Underwriting contracts

(i)	Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011
Filing: Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 27, 2011

(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing: Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 27, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: August 19, 1996

(ii)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 77 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 29, 1998

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 78 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: November 27, 1998

(iv)	Amendment dated September 15, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 113 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 26, 2017

(v)	Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: October 30, 2001

(vi)	Amendment dated September 15, 2016 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 113 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: January 26, 2017

(vii)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: October 30, 2001

(viii)

Amendment dated February 8, 2016 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: August 19, 1996

(xi)

Amendment dated September 15, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 113 to Registration Statement on Form N-1

File No. 002-11346

Filing Date: January  26, 2017

(h) Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(ii)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated June 1, 2014

Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: January 26, 2015

(iii)

Subcontract for Fund Administrative Services on behalf of Franklin Focused Growth Fund between Franklin Advisers, Inc. and Franklin Templeton Services, LLC, dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(i) Legal Opinion

(i)	Opinion and consent of counsel dated January 25, 2008 Filing: Post-Effective Amendment No.91 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2008

(ii)

Opinion and Consent of Counsel dated April 8, 2016 on behalf of Franklin Focused Growth Fund

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)	Letter of Understanding dated April 12, 1995
Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: April 27, 1995

(ii)	Subscription Agreement for DynaTech Fund - Class C dated September 13, 1996
Filing: Post-Effective Amendment No. 75 to Registration Statement on Form N-1A
File No. 002-11346
Filing Date: December 31, 1996

(m) Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(ii)

Amended And Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(vi)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Dynatech Fund and Franklin Growth Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(vii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: December 2, 2009

(viii)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Dynatech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc dated July 9, 2009

Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A File

No. 002-11346 Filing

Date: December 2, 2009

(ix)

Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc., dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(x)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc., dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(xi)

Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Focused Growth Fund, and Franklin/Templeton Distributors, Inc., dated April 12, 2016

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(xii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin/Templeton Distributors, Inc.

(xiii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc.

(xiv)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc.

(xv)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc.

(xvi)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc.

(n) Rule 18f-3 Plan

(i)	Form of Amended Multiple Class Plan on behalf of Franklin DynaTech Fund

(ii)	Form of Amended Multiple Class Plan on behalf of Franklin Growth Fund

(iii)	Form of Amended Multiple Class Plan on behalf of Franklin Income Fund

(iv)	Form of Amended Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund

(v)	Form of Amended Multiple Class Plan on behalf of Franklin Utilities Fund

(vi)

Multiple Class Plan on behalf of Franklin Focused Growth Fund dated December 3, 2015

Filing: Post-Effective Amendment No. 111 to Registration Statement on Form N-1A

File No. 002-11346

Filing Date: April 8, 2016

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2015

(q) Power of Attorney

(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 104 to Registration Statement on Form N-1A File No. 033-53414 Filing Date: January 27, 2014

(ii)	Power of Attorney dated October 1, 2014 – Mary C. Choksi Filing: Post-Effective Amendment No. 106 to Registration Statement on Form N-1A File No. 002-11346 Filing Date: January 26, 2015

Item 29.    Persons Controlled by or Under Common Control with Registrant

None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

(i) Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers the Registrant's investment manager also serve as officers and/or directors or trustees for (1) the Adviser’s corporate parent, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(ii) Franklin Investment Advisory Services, LLC (Advisory Services)

Advisory Services is an indirect, wholly owned subsidiary of Resources. The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-52152) incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(iii) Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel is an indirect, wholly owned subsidiary of Resources. The officers of Investment Counsel also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Investment Counsel (SEC File 801-15125) incorporated herein by reference, which sets forth the officers of Investment Counsel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Fund
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 will be kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of May, 2017.

FRANKLIN CUSTODIAN FUNDS

(Registrant)

By: /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

EDWARD B. JAMIESON* Edward B. Jamieson	President and Chief Executive Officer- Investment Management
Dated: May 26, 2017

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: May 26, 2017

GASTON GARDEY* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer and Treasurer
Dated: May 26, 2017

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: May 26, 2017

MARY C. CHOKSI* Mary C. Choksi	Trustee Dated: May 26, 2017

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: May 26, 2017

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: May 26, 2017

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: May 26, 2017

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: May 26, 2017

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: May 26, 2017

JOHN B WILSON*	Trustee
John B. Wilson	Dated: May 26, 2017

*By    /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN CUSTODIAN FUNDS

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(m)(xii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(m)(xiii)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin of Franklin Growth Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(m)(xiv)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(m)(xv)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(m)(xvi)	Form of Class T Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund, and Franklin/Templeton Distributors, Inc.

EX-99.(n)(i)	Form of Amended Multiple Class Plan on behalf of Franklin DynaTech Fund

EX-99.(n)(ii)	Form of Amended Multiple Class Plan on behalf of Franklin Growth Fund

EX-99.(n)(iii)	Form of Amended Multiple Class Plan on behalf of Franklin Income Fund

EX-99.(n)(iv)	Form of Amended Multiple Class Plan on behalf of Franklin U.S. Government Securities Fund

EX-99.(n)(v)	Form of Amended Multiple Class Plan on behalf of Franklin Utilities Fund